Assets pledged - Fair value at the balance sheet date of collateral accepted and re-pledged to others (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets pledged
Fair value of securities accepted as collateral	£ 598,348	£ 608,412
Of which fair value of securities re-pledged/transferred to others	£ 528,957	£ 547,637